Net income/(expense) from financial instruments measured at fair value through profit and loss	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Net income/(expense) from financial instruments measured at fair value through profit and loss

3	Net income/(expense) from financial instruments measured at fair value through profit or loss

	2023	2022[1]	2021
	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	20,391	2,372	6,668
Other instruments managed on a fair value basis	(3,730)	7,906	1,076
Net income from financial instruments held for trading or managed on a fair value basis	16,661	10,278	7,744
Financial assets held to meet liabilities under insurance and investment contracts	8,086	(14,392)	4,134
Liabilities to customers under investment contracts	(199)	561	(81)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	7,887	(13,831)	4,053
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.
HSBC Holdings

	2023	2022	2021
	$m	$m	$m
Net income/(expense) arising on:
– trading activities	(546)	2,094	87
– other instruments managed on a fair value basis	1,609	35	23
Net income from financial instruments held for trading or managed on a fair value basis	1,063	2,129	110
Derivatives managed in conjunction with HSBC Holdings-issued debt securities	426	(1,529)	(625)
Other changes in fair value	(1,894)	3,673	974
Changes in fair value of designated debt and related derivatives	(1,468)	2,144	349
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	3,692	(2,409)	(420)
Year ended 31 Dec	3,287	1,864	39